Schedule of Fair Value of Assets Acquired and Liabilities (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash and Cash Equivalent	$ 0
Trade receivables	89
Other receivables	239
Inventory	864
Fixed assets	55
Long-term deposits	31
Selling platform (*)	378	[1]
Goodwill	268
Short-term credit	(181)
Trade payables	(660)
Other payables	(101)
Long-term loan	(138)
Deferred Taxes	(87)
Total net assets acquired	$ 757

[1]	The estimated useful life of the selling platform is three years. During the nine and three-month period ended September 30,2022 an amount of $84 and $32 was recorded in respect of amortization expenses.